Postretirement Benefit and Post Employment Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Summary of Postretirement Benefit and Postemployment Obligations
The postretirement benefit and postemployment obligations as of December 31, 2016 and 2015 are as follows:

(in US$ millions)	2016	2015
Postretirement benefit obligation	6.4	6.9
Post-employment obligation	2.8	2.2
Employment obligation	0.7	0.5
Total postretirement benefit and post-employment obligation	9.9	9.6

Summary of Benefit Obligations, Fair Value of Plan Assets and Unfunded Status of Plans
The plans’ benefit obligations, fair value of plan assets, and unfunded status as of December 31, 2016 and December 31, 2015 were as follows:

(in US$ millions)	2016	2015
Change in benefit obligation
Benefit obligation at beginning of the year	13.9	17.0
Service cost	0.6	0.5
Interest cost	0.3	0.3
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	(0.1)	—
Actuarial (gain)/loss	—	(1.1)
Plan amendments	—	—
Benefits paid	(0.5)	(1.0)
Curtailments	—	—
Effect of foreign currency exchange rate changes	(0.2)	(1.8)
Transfers	—	(0.1)
Benefit obligation at the end of the year	14.1	13.9
Change in plan assets
Fair value of plan assets at the beginning of the year	7.0	7.6
Actual return of plan assets	0.5	0.2
Administrative expenses/taxes paid	—	—
Employer contributions	0.9	1.1
Plan participants’ contribution	0.1	0.1
Benefits paid	(0.5)	(1.0)
Transfers	—	(0.1)
Effect of foreign currency exchange rate changes	(0.3)	(0.9)
Fair value of plan assets at the end of the year	7.7	7.0
Unfunded status at the end of the year	(6.4)	(6.9)

Components of Net Periodic Benefit Cost Recognized
Components of net periodic benefit cost recognized in 2016, 2015 and 2014 were:

(in US$ millions)	2016	2015	2014
Service cost	0.6	0.6	0.6
Interest cost	0.3	0.3	0.5
Expected return on plan assets	(0.3)	(0.3)	(0.2)
Amortization of net (gain) loss	0.2	0.2	0.2
Net periodic benefit cost	0.8	0.8	1.1

Summary of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted average assumptions used to determine benefit obligations and net periodic benefit cost for December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Assumptions used to determine benefit obligations
Discount rate	1.60% - 1.95%	1.95% - 2.35%
Rate of compensation increase	1.8% - 2.0%	2.0%
Assumptions used to determine net periodic pension cost
Discount rate	1.95% - 2.35%	2.00% - 2.35%
Expected long-term rate of return on plan assets	3.25% - 5.30%	3.25% - 5.30%
Rate of compensation increase	1.8% - 2.0%	2.00%

Summary of Target Asset Allocation
The investment policy specifies the type of investment vehicles appropriate for the plan, asset allocation guidelines, criteria for selection of investment managers, procedures to monitor overall investment performance, as well as investment manager performance.
The plan assets of the Belgium defined benefit plan are arranged in a Guaranteed Investment Contract (“GIC”) with an insurance company. The contract is an investment in which the fund manager holds or invests in single group annuity contracts issued directly to the retirement plan. The plan receives a direct guarantee of principal and accrued interest from the insurance company. The contract guarantees a fixed rate of return of 3.25% regardless of the performance of the underlying assets, which the insurance company holds within their account.

Target asset allocation	2016	2015
Equity securities	0.2%	0.3%
Bonds	0.4%	0.4%
Cash and cash equivalents	—%	—%
Guaranteed Investment Contract	99.4%	99.3%

Summary of Movement in Level 3 Assets
The movement in Level 3 assets for 2016 and 2015 was as follows:

Level 3 Assets
(in US$ millions)
Beginning balance at January 1, 2015	7.5
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	(0.6)
Purchases, sales, issuances, settlement, net	0.1
Ending balance at December 31, 2015	7.0
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	0.3
Purchases, sales, issuances, settlement, net	0.4
Ending balance at December 31, 2016	7.7

Summary of Asset Allocations of Pension Benefits
The asset allocations of the Partnership's pension benefits as of December 31, 2016 and December 31, 2015 were as follows:

	Fair value measurement at December 31, 2016
	Plan assets
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity securities	—	—	—	—
Bonds	—	—	—	—
Cash and cash equivalents	—	—	—	—
Guaranteed Investment Contract	7.7	—	—	7.7
	7.7	—	—	7.7

	Fair value measurement at December 31, 2015
	Plan assets
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity securities	—	—	—	—
Bonds	—	—	—	—
Guaranteed Investment Contract	7.0	—	—	7.0
	7.0	—	—	7.0